PIONEER VARIABLE CONTRACTS TRUST

Pioneer Strategic Income VCT Portfolio — Class I and II Shares

Schedule of Investments
March 31, 2019

Schedule of Investments I 3/31/19 (unaudited)

	Shares		Value
		UNAFFILIATED ISSUERS - 97.4%
		COMMON STOCKS - 0.0%† of Net Assets
		Household Durables - 0.0%†
	15,463(a)	Desarrolladora Homex SAB de CV	$119
		Total Household Durables	$119
		Paper & Forest Products - 0.0%†
	1,032	Emerald Plantation Holdings, Ltd.	$103
		Total Paper & Forest Products	$103
		TOTAL COMMON STOCKS
		(Cost $5,517)	$222
		CONVERTIBLE PREFERRED STOCKS - 0.5% of Net Assets
		Banks - 0.5%
	84(b)	Bank of America Corp., 7.25%	$109,357
	85(b)	Wells Fargo & Co., 7.5%	109,850
		Total Banks	$219,207
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $186,954)	$219,207
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 4.7% of Net Assets
	26,655(c)	Credit-Based Asset Servicing & Securitization LLC, Series 2005-CB6, Class A3, 3.663%, 7/25/35	$26,573
	29,342(c)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	29,729
	29,850	Hardee's Funding LLC, Series 2018-1A, Class A2II, 4.959%, 6/20/48 (144A)	31,357
	42,283	Icon Brand Holdings LLC, Series 2013-1A, Class A2, 4.352%, 1/25/43 (144A)	28,048
	79,847(d)	Mill City Mortgage Loan Trust, Series 2018-3, Class M2, 3.25%, 8/25/58 (144A)	74,704
	33,535	Oxford Finance Funding LLC, Series 2016-1A, Class A, 3.968%, 6/17/24 (144A)	33,684
	100,000	Progress Residential Trust, Series 2018-SFR2, Class A, 3.712%, 8/17/35 (144A)	101,586
	100,000	Progress Residential Trust, Series 2018-SFR3, Class F, 5.368%, 10/17/35 (144A)	101,524
	60,000	Santander Drive Auto Receivables Trust, Series 2018-4, Class C, 3.56%, 7/15/24	60,580
	98,042	STORE Master Funding I LLC, Series 2015-1A, Class A1, 3.75%, 4/20/45 (144A)	98,374
	60,000(d)	Towd Point Mortgage Trust, Series 2015-5, Class M1, 3.5%, 5/25/55 (144A)	60,192
	80,000(d)	Towd Point Mortgage Trust, Series 2017-3, Class M2, 3.75%, 7/25/57 (144A)	79,089
	190,000(d)	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.0%, 6/25/57 (144A)	180,311
	165,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class A2, 3.0%, 10/25/57 (144A)	158,217
	155,000(d)	Towd Point Mortgage Trust, Series 2017-6, Class M1, 3.25%, 10/25/57 (144A)	147,809
	50,000(d)	Towd Point Mortgage Trust, Series 2018-2, Class A2, 3.5%, 3/25/58 (144A)	49,196
	130,000(d)	Towd Point Mortgage Trust, Series 2018-3, Class A2, 3.875%, 5/25/58 (144A)	127,725
	75,463(d)	Towd Point Mortgage Trust, Series 2018-4, Class A1, 3.0%, 6/25/58 (144A)	74,626
	90,000(d)	Towd Point Mortgage Trust, Series 2018-SJ1, Class A2, 4.25%, 10/25/58 (144A)	90,567
	181,949(e)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 3.486% (1 Month USD LIBOR + 100 bps), 10/25/48 (144A)	181,948
	55,561	Westgate Resorts LLC, Series 2017-1A, Class B, 4.05%, 12/20/30 (144A)	55,504
	60,000	Westlake Automobile Receivables Trust, Series 2018-3A, Class C, 3.61%, 10/16/23 (144A)	60,532
		TOTAL ASSET BACKED SECURITIES
		(Cost $1,854,937)	$1,851,875
		COLLATERALIZED MORTGAGE OBLIGATIONS - 21.5% of Net Assets
	48,831(d)	Agate Bay Mortgage Trust, Series 2013-1, Class A1, 3.5%, 7/25/43 (144A)	$48,832
	85,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT5, Class B1, 4.0%, 5/28/69 (144A)	87,352
	40,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B1, 4.0%, 6/28/57 (144A)	40,979
	25,000(d)	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class B2, 4.5%, 6/28/57 (144A)	26,359
	40,000	Benchmark Mortgage Trust, Series 2018-B5, Class A3, 3.944%, 7/15/51	42,212
	125,000	Benchmark Mortgage Trust, Series 2018-B6, Class A3, 3.995%, 10/10/51	132,614
	100,000(d)	CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.488%, 4/10/29 (144A)	100,787
	30,000	CD Mortgage Trust, Series 2018-CD7, Class A3, 4.013%, 8/15/51	31,899
	40,000	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.597%, 1/10/48	40,961
	50,000(d)	CIM Trust, Series 2017-7, Class M2, 4.0%, 4/25/57 (144A)	51,906
	50,000	Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A3, 3.744%, 3/10/51	51,969
	20,598(d)	Citigroup Mortgage Loan Trust, Series 2013-J1, Class B4, 3.539%, 10/25/43 (144A)	20,217
	100,118(d)	Citigroup Mortgage Loan Trust, Series 2018-RP2, Class A1, 3.5%, 2/25/58 (144A)	101,219
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	60,000(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M1, 3.25%, 3/25/61 (144A)	$55,894
	100,000	COMM Mortgage Trust, Series 2012-CR2, Class AM, 3.791%, 8/15/45	102,667
	25,000	COMM Mortgage Trust, Series 2012-CR4, Class AM, 3.251%, 10/15/45	24,696
	100,000(d)	COMM Mortgage Trust, Series 2013-CR11, Class C, 5.137%, 8/10/50 (144A)	104,167
	100,000(d)	COMM Mortgage Trust, Series 2014-CR16, Class C, 4.922%, 4/10/47	104,629
	60,000	COMM Mortgage Trust, Series 2014-UBS3, Class A3, 3.546%, 6/10/47	61,719
	100,000	COMM Mortgage Trust, Series 2015-3BP, Class A, 3.178%, 2/10/35 (144A)	101,035
	100,000(d)	COMM Mortgage Trust, Series 2015-CR24, Class D, 3.463%, 8/10/48	87,504
	50,000(d)	COMM Mortgage Trust, Series 2015-CR25, Class B, 4.544%, 8/10/48	52,152
	75,000(d)	COMM Mortgage Trust, Series 2015-DC1, Class B, 4.035%, 2/10/48	75,846
	50,000(d)	COMM Mortgage Trust, Series 2015-PC1, Class B, 4.44%, 7/10/50	51,451
	80,000(e)	Connecticut Avenue Securities Trust, Series 2019-R01, Class 2M2, 4.936% (1 Month USD LIBOR + 245 bps), 7/25/31 (144A)	80,100
	100,000(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1B1, 6.636% (1 Month USD LIBOR + 415 bps), 8/25/31 (144A)	100,419
	130,000(e)	Connecticut Avenue Securities Trust, Series 2019-R02, Class 1M2, 4.786% (1 Month USD LIBOR + 230 bps), 8/25/31 (144A)	130,850
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.296%, 4/15/50	50,631
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class B, 4.332%, 11/15/48	51,754
	50,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.582%, 11/15/48	45,649
	25,000	CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49	24,860
	20,675(d)	CSMC Trust, Series 2013-IVR1, Class B4, 3.468%, 3/25/43 (144A)	20,201
	21,220(d)	CSMC Trust, Series 2013-IVR4, Class B4, 3.484%, 7/25/43 (144A)	20,987
	29,306(d)	CSMC Trust, Series 2014-OAK1, Class B4, 3.736%, 11/25/44 (144A)	29,320
	45,487(d)	CSMC Trust, Series 2015-1, Class B4, 3.945%, 1/25/45 (144A)	44,023
	44,336(d)	CSMC Trust, Series 2017-HL2, Class A1, 3.5%, 10/25/47 (144A)	44,158
	158,699(d)	CSMC Trust, Series 2019-RPL1, Class A1A, 3.65%, 7/25/58 (144A)	158,644
	81,442(d)	EverBank Mortgage Loan Trust, Series 2013-1, Class A2, 2.5%, 3/25/43 (144A)	78,119
	54,550(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C01, Class 1M1, 3.086% (1 Month USD LIBOR + 60 bps), 7/25/30	54,425
	103,036(e)	Fannie Mae Connecticut Avenue Securities, Series 2018-C05, Class 1M1, 3.206% (1 Month USD LIBOR + 72 bps), 1/25/31	103,011
	398,078(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4087, Class SB, 3.546% (1 Month USD LIBOR + 603 bps), 7/15/42	68,573
	112,035(e)(f)	Federal Home Loan Mortgage Corp. REMICS, Series 4091, Class SH, 4.066% (1 Month USD LIBOR + 655 bps), 8/15/42	23,635
	5,485	Federal National Mortgage Association REMICS, Series 2009-36, Class HX, 4.5%, 6/25/29	5,671
	100,490(e)(f)	Federal National Mortgage Association REMICS, Series 2012-14, Class SP, 4.065% (1 Month USD LIBOR + 655 bps), 8/25/41	14,619
	88,856	Finance of America Structured Securities Trust, Series 2018-A, Class JR2, 2.0%, 12/26/68	89,744
	58,437(d)	Flagstar Mortgage Trust, Series 2017-2, Class A13, 3.5%, 10/25/47 (144A)	58,153
	93,137(d)	Flagstar Mortgage Trust, Series 2018-1, Class A13, 3.5%, 3/25/48 (144A)	91,561
	157,396(d)	Flagstar Mortgage Trust, Series 2018-2, Class A14, 3.5%, 4/25/48 (144A)	153,772
	68,920(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.0%, 5/25/48 (144A)	69,629
	108,494(d)	Flagstar Mortgage Trust, Series 2018-3INV, Class B3, 4.517%, 5/25/48 (144A)	109,589
	100,000(e)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class M2, 4.786% (1 Month USD LIBOR + 230 bps), 10/25/48 (144A)	98,889
	100,000(e)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class M2, 4.836% (1 Month USD LIBOR + 235 bps), 2/25/49 (144A)	100,673
	45,607(e)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-HQA1, Class M1, 3.186% (1 Month USD LIBOR + 70 bps), 9/25/30	45,579
	100,000(d)	FREMF Mortgage Trust, Series 2012-K710, Class B, 3.933%, 6/25/47 (144A)	99,825
	30,000(d)	FREMF Mortgage Trust, Series 2017-K66, Class B, 4.036%, 7/25/27 (144A)	30,527
	100,000(d)	GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.382%, 12/15/34 (144A)	98,685
	35,840	Government National Mortgage Association, Series 2009-83, Class EB, 4.5%, 9/20/39	38,240
	14,128	Government National Mortgage Association, Series 2012-130, Class PA, 3.0%, 4/20/41	14,149
	60,000	GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	61,116
	80,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ1, Class A6, 4.0%, 8/25/49	81,075
	100,000(e)	Home Partners of America Trust, Series 2017-1, Class D, 4.382% (1 Month USD LIBOR + 190 bps), 7/17/34 (144A)	100,062
	94,980(e)	Home Partners of America Trust, Series 2018-1, Class A, 3.382% (1 Month USD LIBOR + 90 bps), 7/17/37 (144A)	94,708
	100,000(e)	Hospitality Mortgage Trust, Series 2017-HIT, Class E, 6.042% (1 Month USD LIBOR + 355 bps), 5/8/30 (144A)	99,842
	100,000(d)	Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.174%, 5/15/48 (144A)	101,673
	100,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class B, 3.977%, 10/15/45 (144A)	101,780
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	50,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class C, 4.741%, 1/15/49	$51,714
	50,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (144A)	52,593
	26,544(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B4, 3.742%, 1/25/44 (144A)	26,750
	22,120(d)	JP Morgan Mortgage Trust, Series 2014-1, Class B5, 3.742%, 1/25/44 (144A)	21,564
	60,000(d)	JP Morgan Mortgage Trust, Series 2014-IVR6, Class B4, 2.93%, 7/25/44 (144A)	58,525
	76,532(d)	JP Morgan Mortgage Trust, Series 2016-3, Class 1A1, 3.5%, 10/25/46 (144A)	76,288
	29,452(d)	JP Morgan Mortgage Trust, Series 2016-3, Class AM, 3.376%, 10/25/46 (144A)	29,500
	76,277(d)	JP Morgan Mortgage Trust, Series 2017-1, Class A11, 3.5%, 1/25/47 (144A)	75,867
	38,402(d)	JP Morgan Mortgage Trust, Series 2017-2, Class B1, 3.741%, 5/25/47 (144A)	38,319
	89,996(d)	JP Morgan Mortgage Trust, Series 2017-3, Class 1A13, 3.5%, 8/25/47 (144A)	89,513
	33,377(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A3, 3.5%, 11/25/48 (144A)	33,188
	126,886(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A6, 3.0%, 11/25/48 (144A)	126,900
	102,388(d)	JP Morgan Mortgage Trust, Series 2017-4, Class A13, 3.5%, 11/25/48 (144A)	100,863
	24,609(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B2, 3.175%, 10/26/48 (144A)	23,904
	49,218(d)	JP Morgan Mortgage Trust, Series 2017-5, Class B3, 3.175%, 10/26/48 (144A)	46,956
	97,709(d)	JP Morgan Mortgage Trust, Series 2017-6, Class A3, 3.5%, 12/25/48 (144A)	97,399
	123,884(d)	JP Morgan Mortgage Trust, Series 2018-LTV1, Class A3, 4.5%, 4/25/49 (144A)	126,752
	100,000(d)	JP Morgan Mortgage Trust, Series 2019-2, Class A3, 4.0%, 8/25/49 (144A)	101,218
	79,878(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A3, 4.0%, 6/25/49 (144A)	80,758
	79,878(d)	JP Morgan Mortgage Trust, Series 2019-LTV1, Class A15, 4.0%, 6/25/49 (144A)	79,518
	21,993(e)	La Hipotecaria Panamanian Mortgage Trust, Series 2007-1GA, Class A, 4.773% (Panamanian Mortgage Reference Rate + 125 bps), 12/23/36 (144A)	21,773
	98,337(d)	Mello Mortgage Capital Acceptance, Series 2018-MTG1, Class A9, 3.5%, 5/25/48 (144A)	96,939
	60,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M1, 3.25%, 7/25/59 (144A)	59,445
	65,000(d)	Mill City Mortgage Loan Trust, Series 2017-2, Class M3, 3.25%, 7/25/59 (144A)	61,516
	34,864(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class M1, 3.25%, 1/25/61 (144A)	34,268
	100,000(d)	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class D, 3.0%, 11/15/49 (144A)	84,676
	15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.0%, 3/15/49 (144A)	13,128
	100,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.418%, 7/11/40 (144A)	107,630
	63,676(d)	New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.5%, 12/25/57 (144A)	64,000
	29,773(d)	NRP Mortgage Trust, Series 2013-1, Class B4, 3.315%, 7/25/43 (144A)	28,358
	100,000	Progress Residential Trust, Series 2017-SFR1, Class E, 4.261%, 8/17/34 (144A)	100,119
	119,745(d)	PSMC Trust, Series 2018-1, Class A1, 3.5%, 2/25/48 (144A)	120,008
	18,623(e)	RESI Finance LP, Series 2003-C, Class B3, 3.893% (1 Month USD LIBOR + 140 bps), 9/10/35 (144A)	16,280
	48,734	Seasoned Credit Risk Transfer Trust, Series 2018-4, Class HT, 3.0%, 3/25/58	47,863
	37,751(d)	Sequoia Mortgage Trust, Series 2012-6, Class A1, 2.5%, 12/25/42	36,431
	49,336(d)	Sequoia Mortgage Trust, Series 2013-3, Class A1, 2.0%, 3/25/43	46,744
	31,652(d)	Sequoia Mortgage Trust, Series 2013-4, Class A2, 2.5%, 4/25/43	30,640
	136,233(d)	Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.0%, 5/25/43 (144A)	133,875
	64,945(d)	Sequoia Mortgage Trust, Series 2013-6, Class A1, 2.5%, 5/25/43	62,679
	49,976(d)	Sequoia Mortgage Trust, Series 2013-6, Class B3, 3.522%, 5/25/43	49,846
	40,332(d)	Sequoia Mortgage Trust, Series 2013-7, Class A1, 2.5%, 6/25/43	37,983
	75,623(d)	Sequoia Mortgage Trust, Series 2013-7, Class A2, 3.0%, 6/25/43	74,351
	212,600(d)	Sequoia Mortgage Trust, Series 2013-10, Class A1, 3.5%, 8/25/43 (144A)	212,126
	126,698(d)	Sequoia Mortgage Trust, Series 2015-1, Class A6, 2.5%, 1/25/45 (144A)	123,675
	92,887(d)	Sequoia Mortgage Trust, Series 2018-2, Class A1, 3.5%, 2/25/48 (144A)	92,940
	41,422(d)	Sequoia Mortgage Trust, Series 2018-3, Class A19, 3.5%, 3/25/48 (144A)	41,075
	46,966(d)	Sequoia Mortgage Trust, Series 2018-7, Class A19, 4.0%, 9/25/48 (144A)	47,205
	87,279(d)	Sutherland Commercial Mortgage Loans, Series 2018-SBC7, Class A, 4.72%, 5/25/39 (144A)	87,366
	57,138(d)	TIAA Bank Mortgage Loan Trust, Series 2018-2, Class A1, 3.5%, 7/25/48 (144A)	56,896
	75,000(d)	Towd Point Mortgage Trust, Series 2015-3, Class M2, 4.0%, 3/25/54 (144A)	77,352
	70,000(d)	Towd Point Mortgage Trust, Series 2015-6, Class M1, 3.75%, 4/25/55 (144A)	71,172
	55,000(d)	Towd Point Mortgage Trust, Series 2016-1, Class M1, 3.5%, 2/25/55 (144A)	55,177
	100,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.5%, 10/25/56 (144A)	99,473
	105,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class M1, 3.75%, 10/25/56 (144A)	105,155
	115,000(d)	Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.25%, 4/25/57 (144A)	113,440
	1,000,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.329%, 3/15/51	30,196
	Principal Amount USD ($)		Value
		COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
	14,285	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A2, 2.819%, 8/15/50	$14,267
	50,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class ASB, 3.477%, 8/15/50	50,861
	22,689(d)	WinWater Mortgage Loan Trust, Series 2015-1, Class B4, 3.907%, 1/20/45 (144A)	21,533
	54,620(d)	WinWater Mortgage Loan Trust, Series 2015-4, Class B4, 3.759%, 6/20/45 (144A)	53,041
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $8,462,761)	$8,507,577
		CONVERTIBLE CORPORATE BONDS - 0.5% of Net Assets
		Biotechnology - 0.3%
	22,000	Alder Biopharmaceuticals, Inc., 2.5%, 2/1/25	$21,001
	54,000	Insmed, Inc., 1.75%, 1/15/25	54,532
	55,000	Medicines Co., 2.75%, 7/15/23	46,270
		Total Biotechnology	$121,803
		Engineering & Construction - 0.0%†
	7,000	Dycom Industries, Inc., 0.75%, 9/15/21	$6,441
		Total Engineering & Construction	$6,441
		Healthcare-Products - 0.1%
	24,000	Wright Medical Group, Inc., 1.625%, 6/15/23 (144A)	$26,835
		Total Healthcare-Products	$26,835
		Pharmaceuticals - 0.0%†
	19,000	Jazz Investments I, Ltd., 1.5%, 8/15/24	$18,663
		Total Pharmaceuticals	$18,663
		Software - 0.1%
	25,000	Synchronoss Technologies, Inc., 0.75%, 8/15/19	$24,649
		Total Software	$24,649
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $182,476)	$198,391
		CORPORATE BONDS - 33.8% of Net Assets
		Aerospace & Defense - 0.3%
	120,000	Rockwell Collins, Inc., 3.2%, 3/15/24	$119,487
		Total Aerospace & Defense	$119,487
		Agriculture - 0.9%
EUR	155,000	Altria Group, Inc., 3.125%, 6/15/31	$178,762
	41,000	Altria Group, Inc., 5.95%, 2/14/49	43,995
	125,000	Reynolds American, Inc., 4.45%, 6/12/25	128,491
		Total Agriculture	$351,248
		Airlines - 0.5%
	30,794	Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 5/15/21 (144A)	$31,428
	3,958	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	3,968
	96,135	Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)	97,216
	82,723	Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 11/15/27	81,432
		Total Airlines	$214,044
		Auto Manufacturers - 0.8%
	135,000	Ford Motor Co., 4.346%, 12/8/26	$125,303
	130,000	General Motors Co., 6.6%, 4/1/36	136,001
	65,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21 (144A)	64,670
		Total Auto Manufacturers	$325,974
		Auto Parts & Equipment - 0.3%
	100,000	Meritor, Inc., 6.25%, 2/15/24	$102,750
		Total Auto Parts & Equipment	$102,750
		Banks - 5.3%
	100,000(d)	Banco Continental SA via Continental Trustees Cayman, Ltd., 7.375% (3 Month USD LIBOR + 680 bps), 10/7/40 (144A)	$104,000
	65,000(d)	Banco de Credito del Peru, 6.875% (3 Month USD LIBOR + 771 bps), 9/16/26 (144A)	69,713
ARS	1,000,000(e)	Banco de la Ciudad de Buenos Aires, 46.465% (BADLARPP + 399 bps), 12/5/22	11,851
	200,000	Barclays Plc, 4.375%, 1/12/26	200,858
	210,000(b)(d)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	209,737
	200,000(b)(d)	BNP Paribas SA, 7.625% (5 Year USD Swap Rate + 631 bps) (144A)	209,750
	125,000	Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	127,338
	35,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	31,062
	65,000(d)	Goldman Sachs Group, Inc., 3.272% (3 Month USD LIBOR + 120 bps), 9/29/25	64,165
	60,000(d)	Goldman Sachs Group, Inc., 4.223% (3 Month USD LIBOR + 130 bps), 5/1/29	61,320
	200,000	Lloyds Banking Group Plc, 4.65%, 3/24/26	202,327
	200,000	Nordea Bank Abp, 4.25%, 9/21/22 (144A)	204,739
	200,000	QNB Finansbank AS, 4.875%, 5/19/22 (144A)	187,794
	200,000(b)(d)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	213,000
	200,000(b)(d)	UBS Group Funding Switzerland AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	203,006
		Total Banks	$2,100,660
		Beverages - 0.7%
	150,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49	$ 164,632
	100,000	Bacardi, Ltd., 5.3%, 5/15/48 (144A)	95,845
	Principal Amount USD ($)		Value
		Beverages - (continued)
	25,000	Constellation Brands, Inc., 2.25%, 11/6/20	$24,751
		Total Beverages	$285,228
		Biotechnology - 0.5%
	105,000	Biogen, Inc., 5.2%, 9/15/45	$110,876
	85,000	Celgene Corp., 4.55%, 2/20/48	86,244
		Total Biotechnology	$197,120
		Building Materials - 0.4%
	50,000	Owens Corning, 3.4%, 8/15/26	$47,124
	30,000	Owens Corning, 4.2%, 12/1/24	30,312
	25,000	Owens Corning, 4.3%, 7/15/47	20,228
	20,000	Owens Corning, 4.4%, 1/30/48	16,454
	60,000	Standard Industries, Inc., 5.375%, 11/15/24 (144A)	61,500
		Total Building Materials	$175,618
		Chemicals - 0.4%
	38,000	CF Industries, Inc., 4.95%, 6/1/43	$32,585
	57,000	CF Industries, Inc., 5.375%, 3/15/44	51,371
	35,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	34,300
	40,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	35,400
		Total Chemicals	$153,656
		Commercial Services - 0.6%
	35,000	Brink's Co., 4.625%, 10/15/27 (144A)	$33,775
	50,000	President & Fellows of Harvard College, 2.3%, 10/1/23	49,439
	35,000	United Rentals North America, Inc., 4.625%, 10/15/25	34,563
	35,000	United Rentals North America, Inc., 4.875%, 1/15/28	34,044
	61,000	Verisk Analytics, Inc., 5.5%, 6/15/45	67,962
		Total Commercial Services	$219,783
		Computers - 0.3%
	80,000	NCR Corp., 5.0%, 7/15/22	$79,800
	30,000	NCR Corp., 6.375%, 12/15/23	30,825
		Total Computers	$110,625
		Diversified Financial Services - 0.9%
	71,000	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$72,729
	120,000	Capital One Financial Corp., 4.25%, 4/30/25	124,553
	100,000	GTP Acquisition Partners I LLC, 2.35%, 6/15/20 (144A)	98,867
	12,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	12,360
	35,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	34,453
		Total Diversified Financial Services	$342,962
		Electric - 1.4%
	10,000	Edison International, 2.4%, 9/15/22	$9,240
	100,000(b)(d)	Electricite de France SA, 5.25% (USD Swap Rate + 371 bps) (144A)	100,625
	65,000	Iberdrola International BV, 6.75%, 7/15/36	81,126
	105,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	105,440
	17,000	NextEra Energy Operating Partners LP, 4.5%, 9/15/27 (144A)	16,575
	95,000	Sempra Energy, 3.4%, 2/1/28	91,628
	65,000	Southern California Edison Co., 4.875%, 3/1/49	68,858
	72,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	74,880
		Total Electric	$548,372
		Electrical Components & Equipments - 0.3%
EUR	100,000	Belden, Inc., 2.875%, 9/15/25 (144A)	$113,948
		Total Electrical Components & Equipments	$113,948
		Electronics - 0.8%
	115,000	Amphenol Corp., 3.2%, 4/1/24	$114,929
	55,000	Amphenol Corp., 4.35%, 6/1/29	58,142
	25,000	Flex, Ltd., 4.75%, 6/15/25	25,736
	100,000	Flex, Ltd., 5.0%, 2/15/23	104,441
		Total Electronics	$303,248
		Energy-Alternate Sources - 0.2%
	59,464	Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$63,290
	18,000	TerraForm Power Operating LLC, 4.25%, 1/31/23 (144A)	17,783
		Total Energy-Alternate Sources	$81,073
		Entertainment - 0.1%
	31,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	$31,640
	20,000	Scientific Games International, Inc., 10.0%, 12/1/22	21,017
		Total Entertainment	$52,657
		Food - 1.2%
	119,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	$119,446
	70,000	JBS USA LUX SA/JBS USA Finance, Inc., 5.75%, 6/15/25 (144A)	71,750
	50,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)	51,750
	200,000	Minerva Luxembourg SA, 5.875%, 1/19/28 (144A)	186,000
	25,000	Smithfield Foods, Inc., 2.65%, 10/3/21 (144A)	24,036
	30,000	Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	29,790
		Total Food	$482,772
		Forest Products & Paper - 0.2%
	70,000	International Paper Co., 4.8%, 6/15/44	$68,986
	Principal Amount USD ($)		Value
		Forest Products & Paper - (continued)
	16,000	International Paper Co., 6.0%, 11/15/41	$17,853
		Total Forest Products & Paper	$86,839
		Healthcare-Products - 0.7%
	71,000(e)	Becton Dickinson & Co., 3.476% (3 Month USD LIBOR + 88 bps), 12/29/20	$71,007
	110,000	Boston Scientific Corp., 4.0%, 3/1/28	113,082
	75,000	Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)	76,479
		Total Healthcare-Products	$260,568
		Healthcare-Services - 0.7%
	40,000	Centene Corp., 5.625%, 2/15/21	$40,600
	14,000	HCA, Inc., 5.625%, 9/1/28	14,805
	10,000	HCA, Inc., 5.875%, 2/1/29	10,775
	35,000	Humana, Inc., 3.95%, 3/15/27	35,364
	50,000	MEDNAX, Inc., 5.25%, 12/1/23 (144A)	50,625
	75,000	Molina Healthcare, Inc., 5.375%, 11/15/22	77,858
	50,000	NYU Langone Hospitals, 4.428%, 7/1/42	52,640
	10,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	10,637
		Total Healthcare-Services	$293,304
		Home Builders - 0.6%
	40,000	DR Horton, Inc., 5.75%, 8/15/23	$43,212
	9,000	KB Home, 6.875%, 6/15/27	9,270
	65,000	KB Home, 7.5%, 9/15/22	71,012
	36,000	Lennar Corp., 4.75%, 11/29/27	36,017
	24,000	Meritage Homes Corp., 6.0%, 6/1/25	25,200
	20,000	Meritage Homes Corp., 7.0%, 4/1/22	21,400
	20,000	Toll Brothers Finance Corp., 4.875%, 11/15/25	20,125
		Total Home Builders	$226,236
		Insurance - 1.2%
	85,000	AXA SA, 8.6%, 12/15/30	$111,350
	55,000	Delphi Financial Group, Inc., 7.875%, 1/31/20	57,079
	120,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	103,834
	90,000	Protective Life Corp., 4.3%, 9/30/28 (144A)	92,151
	8,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	10,996
	85,000	Torchmark Corp., 4.55%, 9/15/28	89,737
		Total Insurance	$465,147
		Internet - 1.1%
	200,000	Alibaba Group Holding, Ltd., 3.4%, 12/6/27	$196,114
	115,000	Booking Holdings, Inc., 3.55%, 3/15/28	114,462
	20,000	Booking Holdings, Inc., 3.6%, 6/1/26	20,324
	100,000	Expedia Group, Inc., 3.8%, 2/15/28	96,496
	25,000	Expedia Group, Inc., 4.5%, 8/15/24	25,951
		Total Internet	$453,347
		Leisure Time - 0.2%
	94,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	$91,415
		Total Leisure Time	$91,415
		Media - 0.9%
	65,000	Comcast Corp., 4.15%, 10/15/28	$68,415
	55,000	Comcast Corp., 4.25%, 10/15/30	58,431
	200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	204,230
	30,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	30,647
		Total Media	$361,723
		Mining - 0.1%
	50,000	Freeport-McMoRan, Inc., 5.45%, 3/15/43	$43,751
		Total Mining	$43,751
		Multi-National - 0.2%
IDR	980,000,000	Inter-American Development Bank, 7.875%, 3/14/23	$69,956
		Total Multi-National	$69,956
		Oil & Gas - 2.6%
	65,000	Antero Resources Corp., 5.625%, 6/1/23	$65,894
	16,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 6.5%, 4/15/21	15,680
	90,000	Continental Resources, Inc., 4.375%, 1/15/28	92,403
	120,000	EQT Corp., 3.9%, 10/1/27	112,238
	200,000	Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	205,563
	65,000	Marathon Petroleum Corp., 5.375%, 10/1/22 (144A)	65,966
	25,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	24,629
	75,000	Newfield Exploration Co., 5.625%, 7/1/24	81,915
	35,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	22,042
	57,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	57,570
	33,000	Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/25 (144A)	32,505
	25,000	Petrobras Global Finance BV, 7.375%, 1/17/27	27,509
	79,000	Valero Energy Corp., 6.625%, 6/15/37	96,792
	60,000	Whiting Petroleum Corp., 5.75%, 3/15/21	60,690
	10,000	Whiting Petroleum Corp., 6.625%, 1/15/26	9,800
	47,000	WPX Energy, Inc., 5.25%, 9/15/24	47,470
	30,000	YPF SA, 6.95%, 7/21/27 (144A)	26,640
ARS	175,000	YPF SA, 16.5%, 5/9/22 (144A)	2,730
		Total Oil & Gas	$1,048,036
	Principal Amount USD ($)		Value
		Oil & Gas Services - 0.0%†
	18,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27 (144A)	$18,293
		Total Oil & Gas Services	$18,293
		Pharmaceuticals - 1.7%
	115,000	AbbVie, Inc., 4.875%, 11/14/48	$113,107
EUR	105,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	118,665
	15,000	Bausch Health Cos., Inc., 5.75%, 8/15/27 (144A)	15,379
	113,000	Cardinal Health, Inc., 3.079%, 6/15/24	110,297
	55,000	Cigna Corp., 4.375%, 10/15/28 (144A)	57,050
	34,347	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	37,310
	60,116	CVS Pass-Through Trust, 6.036%, 12/10/28	65,571
	18,897	CVS Pass-Through Trust, 8.353%, 7/10/31 (144A)	23,331
	31,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	31,434
	116,000	Shire Acquisitions Investments Ireland, DAC, 2.875%, 9/23/23	114,479
		Total Pharmaceuticals	$686,623
		Pipelines - 4.4%
	75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	$76,125
	55,000	Cheniere Energy Partners LP, 5.25%, 10/1/25	56,238
	16,000	DCP Midstream Operating LP, 5.6%, 4/1/44	15,200
	38,000	Enable Midstream Partners LP, 4.4%, 3/15/27	37,118
	122,000	Enable Midstream Partners LP, 4.95%, 5/15/28	123,526
	56,000	Energy Transfer Operating LP, 5.5%, 6/1/27	60,672
	30,000	Energy Transfer Operating LP, 5.875%, 1/15/24	32,747
	45,000	Energy Transfer Operating LP, 6.0%, 6/15/48	48,580
	21,000	Energy Transfer Operating LP, 6.5%, 2/1/42	23,328
	9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	7,763
	135,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	120,150
	10,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	8,950
	100,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	102,375
	95,000	Kinder Morgan, Inc., 5.05%, 2/15/46	97,168
	25,000	Kinder Morgan, Inc., 5.3%, 12/1/34	27,080
	65,000	Kinder Morgan, Inc., 5.55%, 6/1/45	70,891
	38,000	Midwest Connector Capital Co. LLC, 4.625%, 4/1/29 (144A)	39,222
	25,000	MPLX LP, 4.125%, 3/1/27	25,157
	135,000	MPLX LP, 4.875%, 12/1/24	144,056
	56,000	ONEOK, Inc., 7.5%, 9/1/23	64,813
	125,000	Phillips 66 Partners LP, 3.75%, 3/1/28	123,158
	50,000	Plains All American Pipeline LP/PAA Finance Corp., 4.9%, 2/15/45	47,736
	38,000	Sunoco Logistics Partners Operations LP, 5.4%, 10/1/47	37,954
	19,000	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	20,364
	52,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	51,285
	80,000	Texas Eastern Transmission LP, 3.5%, 1/15/28 (144A)	78,150
	65,000	Williams Cos., Inc., 5.75%, 6/24/44	71,495
	95,000	Williams Cos., Inc., 7.5%, 1/15/31	119,323
		Total Pipelines	$1,730,624
		REITs - 1.9%
	25,000	Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	$25,220
	25,000	Duke Realty LP, 3.25%, 6/30/26	24,635
	95,000	Essex Portfolio LP, 3.625%, 5/1/27	94,809
	75,000	Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	72,705
	55,000	Healthcare Trust of America Holdings LP, 3.75%, 7/1/27	53,908
	70,000	Highwoods Realty LP, 3.625%, 1/15/23	70,233
	45,000	Highwoods Realty LP, 4.125%, 3/15/28	45,523
	46,000	Hudson Pacific Properties LP, 4.65%, 4/1/29	46,861
	150,000	SBA Tower Trust, 3.869%, 10/8/24 (144A)	152,718
	66,000	UDR, Inc., 4.0%, 10/1/25	67,788
	60,000	UDR, Inc., 4.4%, 1/26/29	63,037
		Total REITs	$717,437
		Retail - 0.2%
	70,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27 (144A)	$68,297
		Total Retail	$68,297
		Software - 0.4%
EUR	100,000	IQVIA, Inc., 2.875%, 9/15/25 (144A)	$113,187
	36,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	36,360
		Total Software	$149,547
		Telecommunications - 0.3%
	13,000	Millicom International Cellular SA, 6.25%, 3/25/29 (144A)	$13,225
	50,000	Sprint Corp., 7.25%, 9/15/21	52,500
	35,000	Sprint Corp., 7.625%, 3/1/26	35,473
	25,000	Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)	24,976
		Total Telecommunications	$126,174
		Trucking & Leasing - 0.5%
	200,000	Fly Leasing, Ltd., 6.375%, 10/15/21	$202,500
		Total Trucking & Leasing	$202,500
		TOTAL CORPORATE BONDS
		(Cost $13,145,145)	$13,381,042
	Principal Amount USD ($)		Value
		FOREIGN GOVERNMENT BONDS - 3.8% of Net Assets
		Argentina - 0.9%
	150,000	Argentine Republic Government International Bond, 6.625%, 7/6/28	$117,827
	250,000	Autonomous City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)	222,025
		Total Argentina	$339,852
		Egypt - 0.6%
EGP	3,575,000(g)	Egypt Treasury Bills, 2/4/20	$ 180,459
EGP	975,000(g)	Egypt Treasury Bills, 3/3/20	48,664
		Total Egypt	$229,123
		Indonesia - 0.3%
IDR	1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$113,404
		Total Indonesia	$113,404
		Mexico - 0.8%
MXN	550,000	Mexican Bonos, 6.5%, 6/9/22	$27,280
MXN	520,000	Mexican Bonos, 7.5%, 6/3/27	25,932
MXN	3,926,200	Mexican Bonos, 8.0%, 12/7/23	203,563
MXN	1,398,222	Mexican Udibonos, 2.0%, 6/9/22	67,708
		Total Mexico	$324,483
		Nigeria - 0.5%
	200,000	Africa Finance Corp., 4.375%, 4/29/20 (144A)	$201,730
		Total Nigeria	$201,730
		Norway - 0.2%
NOK	750,000	Norway Government Bond, 2.0%, 5/24/23 (144A)	$89,321
		Total Norway	$89,321
		Uruguay - 0.5%
UYU	2,769,000	Uruguay Government International Bond, 8.5%, 3/15/28 (144A)	$71,371
UYU	4,429,000	Uruguay Government International Bond, 9.875%, 6/20/22 (144A)	130,226
		Total Uruguay	$201,597
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $1,707,030)	$1,499,510
	Face Amount USD ($)		Value
		INSURANCE-LINKED SECURITIES - 0.1% of Net Assets(h)
		Reinsurance Sidecars - 0.1%
		Multiperil - Worldwide - 0.1%
	40,000+(a)	Lorenz Re 2017, 3/31/20	$2,384
	40,000+(a)	Lorenz Re 2018, 7/1/21	27,812
		Total Reinsurance Sidecars	$30,196
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $43,082)	$30,196
	Principal Amount USD ($)		Value
		MUNICIPAL BONDS - 0.4% of Net Assets(i)
		Municipal General Obligation - 0.1%
	100,000(j)(k)	Commonwealth of Puerto Rico, Series A, 8.0%, 7/1/35	$51,250
		Total Municipal General Obligation	$51,250
		Municipal Higher Education - 0.2%
	10,000	Amherst College, 3.794%, 11/1/42	$10,014
	35,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.0%, 6/1/46	48,546
	20,000	Massachusetts Development Finance Agency, Harvard University, Series A, 5.0%, 7/15/40	27,163
		Total Municipal Higher Education	$85,723
		Municipal Transportation - 0.1%
	15,000	Port Authority of New York & New Jersey, Consolidated-174TH, 4.458%, 10/1/62	$16,842
		Total Municipal Transportation	$16,842
		TOTAL MUNICIPAL BONDS
		(Cost $166,677)	$153,815
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 5.0% of Net Assets*(e)
		Automobile - 0.3%
	34,044	Navistar, Inc., Tranche B Term Loan, 6.0% (LIBOR + 350 bps), 11/6/24	$33,987
	86,926	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.25% (LIBOR + 275 bps), 3/7/24	84,970
		Total Automobile	$118,957
		Broadcasting & Entertainment - 0.2%
	72,759	Sinclair Television Group, Inc., Tranche B Term Loan, 4.75% (LIBOR + 225 bps), 1/3/24	$72,213
		Total Broadcasting & Entertainment	$72,213
		Buildings & Real Estate - 0.2%
	73,120	Builders FirstSource, Inc., Refinancing Term Loan, 5.601% (LIBOR + 300 bps), 2/29/24	$70,988
		Total Buildings & Real Estate	$70,988
		Chemicals, Plastics & Rubber - 0.2%
	48,510	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-3 Dollar Loan, 4.351% (LIBOR + 175 bps), 6/1/24	$47,543
	17,916	WR Grace & Co-CONN, Term B-1 Loan, 4.351% (LIBOR + 175 bps), 4/3/25	17,670
	30,714	WR Grace & Co-CONN, Term B-2 Loan, 4.351% (LIBOR + 175 bps), 4/3/25	30,292
		Total Chemicals, Plastics & Rubber	$95,505
	Principal Amount USD ($)		Value
		Diversified & Conglomerate Service - 0.1%
	23,833	ASGN, Inc. (fka On Assignment, Inc.), Initial Term B-1 Loan, 4.499% (LIBOR + 200 bps), 6/3/22	$23,769
		Total Diversified & Conglomerate Service	$23,769
		Electronics - 0.3%
	65,000	First Data Corp., 2024A New Dollar Term Loan, 4.486% (LIBOR + 200 bps), 4/26/24	$64,878
	7,153	Rovi Solutions Corp./Rovi Guides, Inc., Term B Loan, 5.0% (LIBOR + 250 bps), 7/2/21	7,013
	46,448	Verint Systems, Inc., Refinancing Term Loan, 4.489% (LIBOR + 200 bps), 6/28/24	46,332
		Total Electronics	$118,223
		Healthcare & Pharmaceuticals - 0.4%
	69,664	Concentra, Inc., First Lien Tranche B-1 Term Loan, 5.24% (LIBOR + 275 bps), 6/1/22	$69,401
	72,350	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.25% (LIBOR + 375 bps), 7/2/25	72,304
		Total Healthcare & Pharmaceuticals	$141,705
		Healthcare, Education & Childcare - 0.5%
	48,438	Alliance HealthCare Services, Inc., First Lien Initial Term Loan, 6.999% (LIBOR + 450 bps), 10/24/23	$48,075
	9,031	Kinetic Concepts, Inc., Dollar Term Loan, 5.851% (LIBOR + 325 bps), 2/2/24	8,982
	72,767	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.351% (LIBOR + 375 bps), 2/21/25	71,835
	82,629	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.982% (LIBOR + 450 bps), 11/16/25	81,957
		Total Healthcare, Education & Childcare	$210,849
		Hotel, Gaming & Leisure - 0.5%
	84,245	1011778 BC Unlimited Liability Co. (New Red Finance, Inc.) (aka Burger King/Tim Hortons), Term B-3 Loan, 4.749% (LIBOR + 225 bps), 2/16/24	$82,928
	111,550	MGM Growth Properties Operating Partnership LP, Term B Loan, 4.499% (LIBOR + 200 bps), 3/21/25	110,063
		Total Hotel, Gaming & Leisure	$192,991
		Insurance - 0.8%
	146,170	Confie Seguros Holding II Co., Term B Loan, 7.379% (LIBOR + 475 bps), 4/19/22	$145,485
	97,028	Integro Parent, Inc., First Lien Initial Term Loan, 8.368% (LIBOR + 575 bps), 10/31/22	96,543
	98,500	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.601% (LIBOR + 300 bps), 5/16/24	95,299
		Total Insurance	$337,327
		Leasing - 0.0%†
	5,682	Kasima LLC (Digital Cinema Implementation Partners LLC), Term Loan, 5.06% (LIBOR + 250 bps), 5/17/21	$5,685
		Total Leasing	$5,685
		Leisure & Entertainment - 0.4%
	32,397	Fitness International LLC, Term B Loan, 5.749% (LIBOR + 325 bps), 4/18/25	$32,154
	47,157	MCC Iowa LLC, Tranche M Term Loan, 4.41% (LIBOR + 200 bps), 1/15/25	46,823
	85,763	Six Flags Theme Parks, Inc., Tranche B Term Loan, 4.5% (LIBOR + 175 bps), 6/30/22	85,710
		Total Leisure & Entertainment	$164,687
		Personal, Food & Miscellaneous Services - 0.2%
	102,832	Revlon Consumer Products Corp., Initial Term B Loan, 6.129% (LIBOR + 350 bps), 9/7/23	$74,913
		Total Personal, Food & Miscellaneous Services	$74,913
		Retail - 0.1%
	49,375	Staples, Inc., Closing Date Term Loan, 6.489% (LIBOR + 400 bps), 9/12/24	$49,124
		Total Retail	$49,124
		Telecommunications - 0.6%
	119,938	GCI Holdings, Inc., New Term B Loan, 4.749% (LIBOR + 225 bps), 2/2/22	$116,489
	117,831	Virgin Media Bristol LLC, Facility K, 4.984% (LIBOR + 250 bps), 1/15/26	116,663
		Total Telecommunications	$233,152
		Utilities - 0.2%
	46,607	APLP Holdings, Ltd. Partnership, Term Loan, 5.249% (LIBOR + 275 bps), 4/13/23	$46,724
	36,292	Calpine Corp., Term Loan, 5.11% (LIBOR + 250 bps), 1/15/24	36,009
		Total Utilities	$82,733
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $2,028,713)	$1,992,821
		SUPRANATIONAL BOND - 0.5% of Net Assets
IDR	2,901,400,000	International Bank for Reconstruction & Development, 7.45%, 8/20/21	$203,655
		TOTAL SUPRANATIONAL BOND
		(Cost $206,999)	$203,655
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 26.5% of Net Assets
	30,770	Fannie Mae, 3.0%, 10/1/30	$31,115
	97,060	Fannie Mae, 3.0%, 5/1/43	97,125
	17,708	Fannie Mae, 3.0%, 5/1/46	17,692
	50,834	Fannie Mae, 3.0%, 9/1/46	50,679
	95,995	Fannie Mae, 3.0%, 10/1/46	95,703
	100,126	Fannie Mae, 3.0%, 11/1/46	99,821
	74,776	Fannie Mae, 3.0%, 1/1/47	74,792
	27,089	Fannie Mae, 3.0%, 3/1/47	27,006
	207,144	Fannie Mae, 3.0%, 10/1/47	206,368
	75,000	Fannie Mae, 3.0%, 5/1/49 (TBA)	74,593
	32,958	Fannie Mae, 3.5%, 12/1/25	33,715
	49,970	Fannie Mae, 3.5%, 12/1/25	51,117
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	52,026	Fannie Mae, 3.5%, 6/1/42	$53,133
	25,199	Fannie Mae, 3.5%, 12/1/42	25,784
	73,572	Fannie Mae, 3.5%, 2/1/44	75,044
	52,400	Fannie Mae, 3.5%, 2/1/45	53,616
	64,139	Fannie Mae, 3.5%, 6/1/45	65,330
	55,967	Fannie Mae, 3.5%, 9/1/45	56,917
	53,215	Fannie Mae, 3.5%, 1/1/46	54,128
	18,388	Fannie Mae, 3.5%, 3/1/46	18,699
	42,866	Fannie Mae, 3.5%, 4/1/46	43,597
	38,540	Fannie Mae, 3.5%, 5/1/46	39,391
	44,943	Fannie Mae, 3.5%, 7/1/46	45,642
	92,365	Fannie Mae, 3.5%, 9/1/46	93,855
	18,744	Fannie Mae, 3.5%, 10/1/46	19,089
	22,004	Fannie Mae, 3.5%, 10/1/46	22,355
	42,252	Fannie Mae, 3.5%, 12/1/46	42,926
	22,886	Fannie Mae, 3.5%, 1/1/47	23,250
	59,342	Fannie Mae, 3.5%, 1/1/47	60,653
	63,104	Fannie Mae, 3.5%, 1/1/47	64,108
	107,409	Fannie Mae, 3.5%, 1/1/47	109,383
	22,041	Fannie Mae, 3.5%, 7/1/47	22,388
	27,956	Fannie Mae, 3.5%, 11/1/47	28,399
	62,182	Fannie Mae, 3.5%, 12/1/47	63,141
	2,884	Fannie Mae, 4.0%, 12/1/19	2,970
	58,519	Fannie Mae, 4.0%, 10/1/40	61,269
	8,676	Fannie Mae, 4.0%, 12/1/40	9,071
	7,363	Fannie Mae, 4.0%, 11/1/41	7,636
	11,875	Fannie Mae, 4.0%, 12/1/41	12,317
	11,714	Fannie Mae, 4.0%, 1/1/42	12,150
	30,770	Fannie Mae, 4.0%, 1/1/42	31,916
	60,371	Fannie Mae, 4.0%, 1/1/42	62,618
	24,151	Fannie Mae, 4.0%, 2/1/42	25,051
	14,376	Fannie Mae, 4.0%, 3/1/42	14,965
	30,912	Fannie Mae, 4.0%, 4/1/42	32,063
	38,788	Fannie Mae, 4.0%, 5/1/42	40,230
	64,387	Fannie Mae, 4.0%, 7/1/42	67,262
	189,664	Fannie Mae, 4.0%, 8/1/42	196,724
	29,335	Fannie Mae, 4.0%, 11/1/43	30,536
	31,802	Fannie Mae, 4.0%, 11/1/43	33,217
	36,124	Fannie Mae, 4.0%, 11/1/43	37,602
	26,214	Fannie Mae, 4.0%, 7/1/44	27,119
	48,657	Fannie Mae, 4.0%, 8/1/44	50,325
	14,594	Fannie Mae, 4.0%, 10/1/44	15,088
	20,596	Fannie Mae, 4.0%, 10/1/45	21,297
	79,343	Fannie Mae, 4.0%, 11/1/45	82,884
	51,212	Fannie Mae, 4.0%, 12/1/45	52,959
	54,335	Fannie Mae, 4.0%, 6/1/46	56,171
	58,784	Fannie Mae, 4.0%, 7/1/46	60,762
	72,502	Fannie Mae, 4.0%, 7/1/46	74,941
	41,898	Fannie Mae, 4.0%, 8/1/46	43,305
	19,126	Fannie Mae, 4.0%, 11/1/46	19,767
	21,068	Fannie Mae, 4.0%, 11/1/46	21,757
	89,362	Fannie Mae, 4.0%, 1/1/47	92,218
	29,046	Fannie Mae, 4.0%, 4/1/47	30,162
	34,330	Fannie Mae, 4.0%, 4/1/47	35,450
	48,771	Fannie Mae, 4.0%, 4/1/47	50,646
	20,307	Fannie Mae, 4.0%, 6/1/47	21,108
	20,504	Fannie Mae, 4.0%, 6/1/47	21,167
	21,431	Fannie Mae, 4.0%, 6/1/47	22,131
	82,974	Fannie Mae, 4.0%, 6/1/47	85,754
	25,842	Fannie Mae, 4.0%, 7/1/47	26,861
	26,921	Fannie Mae, 4.0%, 7/1/47	27,822
	24,489	Fannie Mae, 4.0%, 8/1/47	25,310
	46,371	Fannie Mae, 4.0%, 8/1/47	47,925
	54,422	Fannie Mae, 4.0%, 12/1/47	56,217
	76,272	Fannie Mae, 4.0%, 4/1/48	78,704
	89,153	Fannie Mae, 4.0%, 8/1/48	91,903
	222,181	Fannie Mae, 4.5%, 8/1/40	234,902
	64,010	Fannie Mae, 4.5%, 11/1/40	67,478
	33,662	Fannie Mae, 4.5%, 5/1/41	35,786
	12,797	Fannie Mae, 4.5%, 7/1/41	13,530
	20,862	Fannie Mae, 4.5%, 12/1/41	21,734
	29,278	Fannie Mae, 4.5%, 2/1/44	30,845
	30,327	Fannie Mae, 4.5%, 2/1/44	31,948
	87,628	Fannie Mae, 4.5%, 6/1/44	92,535
	47,404	Fannie Mae, 4.5%, 5/1/46	49,693
	320,000	Fannie Mae, 4.5%, 4/1/49 (TBA)	333,406
	32,105	Fannie Mae, 5.0%, 4/1/30	33,949
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	25,281	Fannie Mae, 5.0%, 1/1/39	$27,161
	6,587	Fannie Mae, 5.0%, 6/1/40	7,102
	152	Fannie Mae, 6.0%, 3/1/32	167
	31,811	Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	32,230
	75,725	Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	75,767
	14,477	Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	14,485
	61,981	Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	61,976
	42,082	Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	41,948
	20,995	Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	20,923
	62,674	Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	62,471
	23,399	Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	23,906
	12,723	Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	13,004
	69,799	Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	71,419
	63,639	Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	64,870
	40,623	Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	41,284
	64,727	Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	65,773
	59,651	Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	61,003
	110,247	Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	112,677
	37,827	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	38,460
	103,436	Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	105,799
	22,674	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	23,047
	24,166	Federal Home Loan Mortgage Corp., 3.5%, 6/1/47	24,562
	86,909	Federal Home Loan Mortgage Corp., 3.5%, 7/1/47	88,333
	78,462	Federal Home Loan Mortgage Corp., 3.5%, 8/1/47	79,743
	94,201	Federal Home Loan Mortgage Corp., 3.5%, 10/1/47	95,725
	32,478	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	33,003
	39,694	Federal Home Loan Mortgage Corp., 3.5%, 11/1/47	40,342
	28,848	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	29,314
	61,518	Federal Home Loan Mortgage Corp., 3.5%, 1/1/48	62,513
	67,726	Federal Home Loan Mortgage Corp., 4.0%, 1/1/44	70,187
	14,296	Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	14,892
	47,574	Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	49,252
	13,152	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	13,700
	13,315	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	13,870
	36,245	Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	37,502
	24,799	Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	25,617
	46,862	Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	48,405
	15,878	Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	16,399
	29,202	Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	30,152
	45,482	Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	46,963
	41,422	Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	42,763
	21,728	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	22,580
	33,606	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	34,923
	66,312	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	68,461
	70,889	Federal Home Loan Mortgage Corp., 4.0%, 4/1/47	73,667
	114,760	Federal Home Loan Mortgage Corp., 4.0%, 5/1/47	118,566
	64,061	Federal Home Loan Mortgage Corp., 4.0%, 10/1/47	66,133
	91,786	Federal Home Loan Mortgage Corp., 4.0%, 8/1/48	94,706
	56,867	Federal Home Loan Mortgage Corp., 4.5%, 5/1/47	59,616
	268	Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	289
	918	Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	971
	5,659	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	6,096
	20,180	Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	21,784
	11,013	Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	12,093
	100,000	Government National Mortgage Association, 4.0%, 4/1/49 (TBA)	103,248
	74,960	Government National Mortgage Association I, 3.5%, 11/15/41	76,956
	17,619	Government National Mortgage Association I, 3.5%, 7/15/42	18,148
	13,800	Government National Mortgage Association I, 3.5%, 10/15/42	14,196
	24,941	Government National Mortgage Association I, 3.5%, 8/15/46	25,491
	4,638	Government National Mortgage Association I, 4.0%, 12/15/41	4,804
	227,147	Government National Mortgage Association I, 4.0%, 4/15/42	235,925
	66,549	Government National Mortgage Association I, 4.0%, 8/15/43	69,042
	10,040	Government National Mortgage Association I, 4.0%, 3/15/44	10,374
	26,870	Government National Mortgage Association I, 4.0%, 9/15/44	27,766
	28,603	Government National Mortgage Association I, 4.0%, 4/15/45	29,561
	46,918	Government National Mortgage Association I, 4.0%, 6/15/45	48,481
	5,617	Government National Mortgage Association I, 4.5%, 9/15/33	5,949
	11,236	Government National Mortgage Association I, 4.5%, 4/15/35	11,754
	24,421	Government National Mortgage Association I, 4.5%, 1/15/40	25,784
	64,337	Government National Mortgage Association I, 4.5%, 3/15/40	67,660
	19,875	Government National Mortgage Association I, 4.5%, 9/15/40	20,912
	17,302	Government National Mortgage Association I, 4.5%, 7/15/41	18,195
	4,553	Government National Mortgage Association I, 5.0%, 4/15/35	4,889
	4,349	Government National Mortgage Association I, 5.5%, 1/15/34	4,784
	6,128	Government National Mortgage Association I, 5.5%, 4/15/34	6,739
	1,876	Government National Mortgage Association I, 5.5%, 7/15/34	2,064
	4,290	Government National Mortgage Association I, 5.5%, 6/15/35	4,594
	Principal Amount USD ($)		Value
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - (continued)
	5	Government National Mortgage Association I, 6.0%, 8/15/19	$5
	609	Government National Mortgage Association I, 6.0%, 2/15/33	684
	978	Government National Mortgage Association I, 6.0%, 3/15/33	1,054
	1,009	Government National Mortgage Association I, 6.0%, 3/15/33	1,134
	121	Government National Mortgage Association I, 6.0%, 6/15/33	130
	1,711	Government National Mortgage Association I, 6.0%, 6/15/33	1,923
	1,275	Government National Mortgage Association I, 6.0%, 7/15/33	1,427
	1,745	Government National Mortgage Association I, 6.0%, 7/15/33	1,918
	821	Government National Mortgage Association I, 6.0%, 9/15/33	895
	2,449	Government National Mortgage Association I, 6.0%, 9/15/33	2,638
	1,194	Government National Mortgage Association I, 6.0%, 10/15/33	1,299
	4,316	Government National Mortgage Association I, 6.0%, 8/15/34	4,649
	378	Government National Mortgage Association I, 6.5%, 3/15/29	415
	1,100	Government National Mortgage Association I, 6.5%, 1/15/30	1,207
	361	Government National Mortgage Association I, 6.5%, 2/15/32	413
	414	Government National Mortgage Association I, 6.5%, 3/15/32	475
	560	Government National Mortgage Association I, 6.5%, 11/15/32	643
	47	Government National Mortgage Association I, 7.0%, 3/15/31	48
	10,610	Government National Mortgage Association II, 3.5%, 3/20/45	10,843
	13,752	Government National Mortgage Association II, 3.5%, 4/20/45	14,062
	15,455	Government National Mortgage Association II, 3.5%, 4/20/45	15,805
	19,753	Government National Mortgage Association II, 3.5%, 3/20/46	20,237
	78,858	Government National Mortgage Association II, 3.5%, 11/20/46	80,709
	39,663	Government National Mortgage Association II, 4.0%, 9/20/44	41,248
	67,016	Government National Mortgage Association II, 4.0%, 10/20/46	69,442
	66,130	Government National Mortgage Association II, 4.0%, 1/20/47	68,306
	24,538	Government National Mortgage Association II, 4.0%, 2/20/48	25,468
	24,616	Government National Mortgage Association II, 4.0%, 4/20/48	25,550
	11,773	Government National Mortgage Association II, 4.5%, 9/20/41	12,395
	44,630	Government National Mortgage Association II, 4.5%, 9/20/44	46,165
	14,692	Government National Mortgage Association II, 4.5%, 10/20/44	15,462
	31,989	Government National Mortgage Association II, 4.5%, 11/20/44	33,660
	3,154	Government National Mortgage Association II, 5.5%, 3/20/34	3,457
	5,119	Government National Mortgage Association II, 6.0%, 11/20/33	5,781
	200,000(g)	U.S. Treasury Bills, 4/16/19	199,802
	270,000(g)	U.S. Treasury Bills, 4/23/19	269,606
	181,716	U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	174,518
	182,481	U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	180,440
	616,146	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	627,563
	484,852	U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/48	494,761
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $10,538,797)	$10,505,857

Number of Contracts	Description	Counterparty		Notional		Strike Price		Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
3,182^(l)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–		–(n	)	10/23/22	$–
3,182^(m)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	–		–(n	)	10/23/22	–
									$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $-)								$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
956,000	Put EUR Call USD	Bank of America NA	EUR	13,618	EUR	1.15		5/27/19	$22,850
440,000	Put EUR Call USD	Bank of America NA	EUR	6,594	EUR	1.15		9/23/19	11,267
185,000	Put EUR Call USD	Bank of America NA	EUR	2,546	EUR	1.13		1/9/20	3,314
									$37,431
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $22,758)								$37,431
	TOTAL OPTIONS PURCHASED
	(Premiums paid $22,758)								$37,431
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 97.4%
	(Cost $38,551,846)								$38,581,599

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 2.1%
	CLOSED END FUND - 2.1% of Net Assets
97,089(o)	Pioneer ILS Interval Fund	$ –	$ –	$ (3,884)	$835,938
	TOTAL CLOSED END FUND
	(Cost $998,388)				$835,938
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 2.1%
	(Cost $998,388)				$835,938

Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value

	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(956,000)	Put USD Call EUR	Bank of America NA	EUR	13,618	EUR	1.27	5/27/19	$–
(440,000)	Put USD Call EUR	Bank of America NA	EUR	6,594	EUR	1.27	9/23/19	(118)
(185,000)	Put USD Call EUR	Bank of America NA	EUR	2,546	EUR	1.25	1/9/20	(529)
								$(647)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(22,758))							$(647)
	OTHER ASSETS AND LIABILITIES - 0.5%							$208,890
	NET ASSETS - 100.0%							$39,625,780

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICS	Real Estate Mortgage Investment Conduits.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2019, the value of these securities amounted to $13,531,668, or 34.1% of net assets.

(TBA)	"To Be Announced" Securities.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at March 31, 2019.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2019.
(e)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2019.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Securities are restricted as to resale.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Security is in default.
(k)	Represents a General Obligation Bond.
(l)	Option does not become effective until underlying company's outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(m)	Option does not become effective until underlying company's outstanding common shares reach a market capitalization of MXN 14.5 Billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Pioneer ILS Interval Fund is an affiliated fund managed by Amundi Pioneer Asset Management, Inc. (the "Adviser").

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	66,000	USD	(75,457)	Bank of America NA	4/25/19	$(1,300)
SEK	3,773,066	USD	(406,806)	Bank of America NA	4/25/19	(201)
NOK	2,913,339	USD	(339,439)	Citibank NA	4/25/19	(1,236)
USD	115,626	MXN	(2,218,185)	Citibank NA	5/24/19	2,347
COP	673,150,000	USD	(216,534)	Goldman Sachs International	5/24/19	(5,987)
EUR	21,000	USD	(23,716)	Goldman Sachs International	4/25/19	(121)
EUR	20,000	USD	(22,566)	Goldman Sachs International	5/24/19	(37)
NOK	1,747,704	EUR	(180,020)	Goldman Sachs International	5/28/19	302
SEK	6,436,644	EUR	(616,852)	Goldman Sachs International	5/28/19	344
USD	47,860	SEK	(443,000)	Societe Generale	4/25/19	120
AUD	599,000	USD	(429,957)	State Street Bank & Trust Co.	4/26/19	(4,585)
EUR	538,093	USD	(611,750)	State Street Bank & Trust Co.	5/24/19	(5,620)
INR	14,888,000	USD	(215,135)	State Street Bank & Trust Co.	5/24/19	(1,585)
USD	8,985	EUR	(7,966)	State Street Bank & Trust Co.	5/24/19	12
USD	19,868	NOK	(170,000)	State Street Bank & Trust Co.	4/25/19	133
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$(17,414)

FUTURES CONTRACTS

FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
16	U.S. 10 Year Note (CBT)	6/19/19	$1,956,514	$1,987,500	$30,986
3	U.S. Ultra Bond (CBT)	6/19/19	483,995	504,000	20,005
			$2,440,509	$2,491,500	$50,991

Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
39	Euro-Bobl	6/6/19	$5,775,592	$5,822,825	$(47,233)
3	Euro-Bund	6/6/19	548,600	559,601	(11,001)
20	U.S. 10 Year Ultra	6/19/19	2,597,969	2,655,625	(57,656)
1	U.S. Long Bond (CBT)	6/19/19	145,437	149,656	(4,219)
			$9,067,598	$9,187,707	$(120,109)

TOTAL FUTURES CONTRACTS			$(6,627,089)	$(6,696,207)	$(69,118)

SWAP CONTRACTS

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
238,092	Markit CDX North America High Yield Index Series 32	Receive	5.00%	12/20/23	$3,686	$12,717	$16,403
800,000	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	52,565	2,128	54,693
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION					$56,251	$14,845	$71,096

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
75,000	Morgan Stanley	Diamond Offshore Drilling, Inc.	Receive	1.00%	12/20/19	$(2,810)	$3,110	$300
41,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(135)	1,046	911
29,000	JPMorgan Chase Bank NA	Simon Property Group LP	Receive	1.00%	6/20/22	(82)	726	644
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$(3,027)	$4,882	$1,855
TOTAL SWAP CONTRACTS						$53,224	$19,727	$72,951

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives Quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

ARS	-	Argentine Peso
AUD	-	Australian Dollar
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
UYU	-	Uruguayan Peso

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of March 31, 2019, in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Common Stocks
Paper & Forest Products	$–	$103	$–	$103
All Other Common Stocks	119	–	–	119
Convertible Preferred Stocks	219,207	–	–	219,207
Asset Backed Securities	–	1,851,875	–	1,851,875
Collateralized Mortgage Obligations	–	8,507,577	–	8,507,577
Convertible Corporate Bonds	–	198,391	–	198,391
Corporate Bonds	–	13,381,042	–	13,381,042
Foreign Government Bonds	–	1,499,510	–	1,499,510
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil - Worldwide	–	–	30,196	30,196
Municipal Bonds	–	153,815	–	153,815
Senior Secured Floating Rate Loan Interests	–	1,992,821	–	1,992,821
Supranational Bond	–	203,655	–	203,655
U.S. Government and Agency Obligations	–	10,505,857	–	10,505,857
Over The Counter (OTC) Call Options Purchased	–	– *	–	– *
Over The Counter (OTC) Currency Put Options Purchased	–	37,431	–	37,431
Closed End Fund	–	835,938	–	835,938
Total Investments in Securities	$219,326	$39,168,015	$30,196	$39,417,537
Other Financial Instruments
Over The Counter (OTC) Currency Call Options Written	$–	$(647)	$–	$(647)
Net unrealized depreciation on forward foreign currency contracts	–	(17,414)	–	(17,414)
Net unrealized depreciation on futures contracts	(69,118)	–	–	(69,118)
Swap contracts, at value	–	72,951	–	72,951
Total Other Financial Instruments	$(69,118)	$54,890	$–	$(14,228)

* Securities valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance-Linked Securities
Balance as of 12/31/18	$34,220
Realized gain (loss)	—
Changed in unrealized appreciation (depreciation)	2,298
Accrued discounts/premiums	—
Purchases	—
Sales	(6,322)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 3/31/19	$30,196

* Transfers are calculated on the beginning of period values. During the three months ended March 31, 2019, there were no transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2019: $2,298.